RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, issued		55,920,127
Preferred stock converted into common shares			13,810,125
Preferred stock, shares converted		2,071,713
Promissory note related party			$ 950,550
Note Payable to related party		$ 63,456	63,456	$ 63,456
Accrued interest			2,714
Chief Executive Officer [Member]
Note Payable to related party			$ 215,500	540,000
Related Party Transaction, Due Date		Mar. 15, 2025	Mar. 15, 2025
Asset Purchase Agreement [Member]
Note Payable to related party	$ 63,456
Related Party Transaction, Amounts of Transaction	$ 1,902
Interest rate	5.00%
Monthly installments	$ 1,902
Maturity term period	three-year
Accrued interest			$ 6,346	$ 3,173
Accrued interest payable		$ 7,928	$ 6,346
Class A Convertible Preferred Stock [Member]
Preferred stock converted into common shares			13,810,125
Preferred stock, shares converted			552,405
Series A Preferred Stock [Member] | Vice President [Member]
Preferred stock, issued		40,000	200,001
Preferred stock value		$ 60,000
Series B Preferred Stock [Member] | Vice President [Member]
Preferred stock, issued		90